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AMERICA • ASIA PACIFIC • EUROPE	FBRUNO@SIDLEY.COM +1 212 839 5540

January 30, 2019

VIA EDGAR

Securities and Exchange Commission

100 F Street N.E.

Washington, DC 20549

RE:	Nuveen AMT-Free Municipal Credit Income Fund

Registration of Common Shares and MuniFund Preferred Shares -

Post-Effective Amendment No. 2 and Amendment No. 16 to the Registration Statement on Form N-2 (File Nos. 333-226136 and 811-09475)

Ladies and Gentlemen:

On behalf of Nuveen AMT-Free Municipal Credit Income Fund (the “Fund”), a diversified, closed-end management investment company, organized as a Massachusetts business trust, registered under the Investment Company Act of 1940, as amended (the “1940 Act”), we are enclosing herewith for filing pursuant to the Securities Act of 1933, as amended (the “Securities Act”), and the General Rules and Regulations of the Securities and Exchange Commission (the “Commission”) thereunder, and the 1940 Act, and the General Rules and Regulations of the Commission thereunder, an electronically signed Post-Effective Amendment to the Fund’s Registration Statement on Form N-2 (the “Registration Statement”), which serves as Post-Effective Amendment No. 2 and Amendment No. 16 to the Registration Statement under the Securities Act (File No. 333-226136) and the 1940 Act (File No. 811-09475), respectively (“PEA No. 2”).

PEA No. 2 is being filed to update the financial statements and financial highlights, the accompanying notes thereto, and the report of KPMG LLP being incorporated by reference in the Registration Statement and to provide non-material updates to the disclosure in the Registration Statement.

If you have any questions or require any further information with respect to this PEA No. 2, please call me at 212-839-5540 or my colleague, Jonathan Miller, at 212-839-5385.

Regards,

/s/ Frank P. Bruno
Frank P. Bruno

CC:	E. Fess (w/encl.)
M. Winget (w/encl.)
G. Zimmerman (w/encl.)

Sidley Austin (NY) LLP is a Delaware limited liability partnership doing business as Sidley Austin LLP and practicing in affiliation with other Sidley Austin partnerships.